Nature of Business and Summary of Significant Accounting Policies - Stock-Compensation - Additional Details (Details) $ in Millions	Jan. 01, 2017 USD ($)
Accounting Standards Update 2016-09 | Retained Earnings | New Accounting Pronouncement, Early Adoption, Effect
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 1.1